10013413

NYSE Regulation

CentNYS
001-33638

August 25, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on August 25, 2010 the NYSE Amex LLC (the "Exchange") received from International Tower Hill Mines LTD. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Shares, no par value per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Cynthia Melo

Cynthia Melo
Managing Director, Listing Compliance